                                                   Filed Pursuant to Rule 497(e)
                                                   Registration File No. 2-29858

                       SUPPLEMENT DATED FEBRUARY 14, 2006
                                       TO
                               DAVIS RESEARCH FUND
           (AN AUTHORIZED SERIES OF DAVIS NEW YORK VENTURE FUND, INC.)
                             ABC AND Y PROSPECTUSES
                             DATED DECEMBER 1, 2005

As of February 1, 2006 Kent Whitaker left Davis Selected Advisers, L.P.
Accordingly, Mr. Whitaker no longer serves as a portfolio manager of Davis
Research Fund. As a team managed fund, Mr. Whitaker's duties will be absorbed by the seven existing portfolio managers.